UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number 811-22494

Ramius IDF LLC
599 Lexington Avenue, 19th Floor
New York, NY  10022
 (Address of principal executive offices)

Ramius Alternative Solutions LLC
599 Lexington Avenue, 19th Floor
New York, NY  10022
 (Name and address of agent for service)

Registrant's telephone number, including area code: (212) 845-7900

Date of fiscal year end: March 31

Date of reporting period: March 31, 2014

Item 1.  Reports to Stockholders.

Ramius IDF LLC
(a Delaware Limited Liability Company)
Financial Statements

For the Year Ended March 31, 2014

(Including the Financial Statements of the Ramius IDF Master Fund LLC,
which should be read in conjuction with these Financial Statements)

Ramius IDF LLC
(a Delaware Limited Liability Company)

For the Year Ended March 31, 2014

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Statement of Assets, Liabilities and Members' Equity - Net Assets	2
Statement of Operations	3
Statements of Changes in Members' Equity - Net Assets	4
Statement of Cash Flows	5
Financial Highlights	6
Notes to Financial Statements	7-10
Fund Management (unaudited)	11-12
Other Information (unaudited)	13

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of Ramius IDF LLC:

In our opinion, the accompanying statement of assets and liabilities and members’ equity - net assets, and the related statements of operations, of cash flows and of changes in members’ equity - net assets and the financial highlights present fairly, in all material respects, the financial position of Ramius IDF LLC (the "Fund") at March 31, 2014, the results of its operations and of cash flows for the year then ended, the changes in its members’ equity - net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

May 30, 2014

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

1

Ramius IDF LLC
(a Delaware Limited Liability Company)
Statement of Assets, Liabilities and Members' Equity - Net Assets
For the Year Ended March 31, 2014

Assets
Investments in Ramius IDF Master Fund LLC, at fair value	$21,108,618
Cash	163,344

Total Assets	$21,271,962

Liabilities
Management Fees payable	$26,434
Audit Fees payable	17,800
Directors' Fees payable	3,750

Total Liabilities	47,984

Members' Equity - Net Assets	21,223,978

Total Liabilities and Members' Equity - Net Assets	$21,271,962

Members' Equity - Net Assets consists of:
Members' Equity Paid-in	$19,856,091
Accumulated net investment loss	(880,331)
Accumulated net realized gain on investments	293,068
Accumulated net unrealized appreciation on investments	1,955,150

Total Members' Equity - Net Assets	$21,223,978

The accompanying notes and the attached financial statements of Ramius IDF Master Fund are integral parts of these Financial Statements.

2

Ramius IDF LLC
(a Delaware Limited Liability Company)
Statement of Operations
For the Year Ended March 31, 2014

Operating Expenses
Management Fee	$86,583
Administration Fee	30,500
Audit Fee	18,800
Directors' Fee	16,122
Legal Fee	8,911
Insurance Fee	338
Other Fees	3,628
Total Operating Expenses	164,882

Net Expenses	164,882

Expenses Allocated from Ramius IDF Master Fund LLC	(262,759)
Total Investment Loss Allocated from Ramius IDF Master Fund LLC	(262,759)

Net Investment Loss	(427,641)

Net Realized Gain and Change in Unrealized Appreciation on Investments Allocated from Ramius IDF Master Fund LLC
Net Realized Gain on Investments	275,646

Net Change in Accumulated Unrealized Appreciation on Investments	1,175,969

Net Realized Gain and Change in Unrealized Appreciation on Investments	1,451,615

Net Increase in Members' Equity - Net Assets Derived From Operations	$1,023,974

The accompanying notes and the attached financial statements of Ramius IDF Master Fund are integral parts of these Financial Statements.

3

Ramius IDF LLC
(a Delaware Limited Liability Company)
Statement of Changes in Members' Equity - Net Assets

	Year Ended	Year Ended
	March 31, 2014	March 31, 2013

Operations
Net investment (loss)	$(427,641)	$(327,741)
Net realized gain on investments	275,646	17,422
Net change in accumulated unrealized appreciation on investments	1,175,969	703,001
Net Increase in Members' Equity - Net Assets Resulting From Operations	1,023,974	392,682

Members' Equity - Net Assets Transactions
Equity contributions	6,602,204	6,905,507
Equity withdrawals	-	(287,087)
Net Increase in Members' Equity - Net Assets Resulting From Equity Transactions	6,602,204	6,618,420

Increase in Members' Equity - Net Assets	7,626,178	7,011,102

Members' Equity - Net Assets
Beginning of period	13,597,800	6,586,698
End of period	$21,223,978	$13,597,800

The accompanying notes and the attached financial statements of Ramius IDF Master Fund are integral parts of these Financial Statements.

4

Ramius IDF LLC
(a Delaware Limited Liability Company)
Statement of Cash Flows
For the Year Ended March 31, 2014

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity - Net Assets Derived from Operations	$1,023,974
Adjustments to reconcile Net Increase in Members' Equity - Net Assets Derived from
Operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation on Investments allocated
from Ramius IDF Master Fund LLC	(1,175,969)
Net realized gain on Investments allocated
from Ramius IDF Master Fund LLC	(275,646)
Total Investment Loss Allocated from Ramius IDF Master Fund LLC	262,759
Purchases of Interests in Ramius IDF Master Fund LLC	(6,500,000)
Sale of Interests in Ramius IDF Master Fund LLC	200,000
Decrease in Prepaid Assets	338
Increase in Advisory fees payable	9,731
Increase in Directors' fees payable	1,122
Decrease in Audit fees payable	(1,200)

Cash Used in Operating Activities	(6,454,891)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' equity contributions	6,602,204

Cash Provided by Financing Activities	6,602,204

Net change in cash	147,313

Cash at beginning of period	16,031

Cash at End of Period	$163,344

The accompanying notes and the attached financial statements of Ramius IDF Master Fund are integral parts of these Financial Statements.

5

Ramius IDF LLC
(a Delaware Limited Liability Company)
Financial Highlights

	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	Period from Commencement of Operations December 1, 2011 through March 31, 2012 (1)

Total Return(2)	5.74%	1.97%	(0.73	)%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	21,224	13,598	6,587
Net investment loss to average net assets	(2.50)%	(3.39)%	(5.69	)%(4)
Ratio of net expenses to average net assets(5)	2.50%	3.39%	5.69	%(4)

(1)	Fund commenced operations on December 1, 2011.
(2)
Total return assumes a purchase of an interest in the Fund on the first day and the sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns.  An individual Member's return may vary from these returns based on the timing of Member subscriptions and redemptions.

(3)	Not Annualized
(4)	Annualized
(5)	The ratio reflects the direct expenses and includes the expenses allocated from Ramius IDF Master Fund LLC.

The accompanying notes and the attached financial statements of Ramius IDF Master Fund are integral parts of these Financial Statements.

6

Ramius IDF LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – March 31, 2014

1.	Organization

Ramius IDF LLC (the "Fund") is a limited liability company that is organized under the laws of the State of Delaware on September 22, 2010 and commenced operations on December 1, 2011.  The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company.  To achieve its objective, the Fund invests substantially all of its assets in the interests of Ramius IDF Master Fund LLC (the “Master Fund”) and has become a member of the Master Fund.  Investors who purchase limited liability company interests in the Fund (“Interests”), and other persons who acquire Interests and are admitted to the Fund (“Members”) by its Board of Managers ("the Board"), will become members of the Fund.  Interests are being offered solely to institutional investors that are life insurance companies and their separate accounts to fund benefits under variable annuity contracts and variable life insurance policies offered by such participating insurance companies.  Ramius Alternative Solutions LLC (the “Adviser”) serves as the investment adviser of the Master Fund and the management services provider of the Fund.

The Master Fund is a fund of hedge funds and pursues its investment objective through a multi-manager, multi-strategy investment program in which assets of the Master Fund are allocated to investment funds ("Investment Funds") managed by alternative asset managers that are private investment funds which are not registered under the 1940 Act and primarily invest or trade using investment strategies that may include, but will not be limited to: equity- and credit-based directional, hedged and trading styles (which may include emerging markets); convertible/capital structure arbitrage; event-driven investing with respect to equity securities and distressed debt; fixed income relative value strategies and arbitrage; and discretionary global macro and commodity investments, including the use of futures and forward contracts traded on exchanges and in over-the-counter markets.

The Fund’s Board of Managers has overall responsibility to manage and supervise the operations of the Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business.  The Board exercises the same powers, authority and responsibilities on behalf of the Fund as are customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation.  The Board has engaged the Adviser to manage the day-to-day operations of the Fund.

The percentage of the Master Fund’s beneficial interests owned by the Fund at March 31, 2014, was 58.0%.  The financial statements of the Master Fund are attached to this report and should be read in conjunction with the Fund’s financial statements.

2.	Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting

The Fund’s accounting and reporting policies conform with United States generally accepted accounting principles (“U.S. GAAP”).

b.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period.  Actual results can differ from those estimates.

c.	Valuation of Investments

The Fund computes its net asset value as of the last business day of each "fiscal period".  Such computation is expected to occur on a monthly basis and other times at the Board’s discretion.  The Fund will value its interest in the Master Fund at the net asset value provided by the Master Fund to the Fund. The Master Fund values interests in the Investment Funds at fair value in accordance with procedures established by the Board.  Investment Funds are subject to the terms of their respective offering documents. Valuations of Investment Funds are subject to estimates and are net of management and performance incentive fees or allocations that may be payable pursuant to such offering documents.

7

Ramius IDF LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – March 31, 2014 (continued)

Certain financial statements of the Investment Funds were either not available or excluded details of their investment securities portfolios.  As of March 31, 2014 the Fund’s management was unaware of any significant issuer concentration in the Investment Funds.

d.	Allocations from the Master Fund

In accordance with U.S. GAAP, the Fund records its allocated portion of income, expense, realized gains and losses and unrealized appreciation and depreciation allocated from the Master Fund.

e.	Income Taxes

For U.S. Federal income tax purposes, the Fund is treated as a partnership, and each Member is treated as the owner of its allocated share of the net assets, income, expenses, and the realized and unrealized gains (losses) of the Fund.  Accordingly, no federal, state or local income taxes are paid by the Fund on the income or gains of the Fund since the Members are individually liable for the taxes on their allocated share of such income or gains of the Fund.

The Fund follows the authoritative guidance on accounting for and disclosure of uncertainty in tax positions.  The Financial Accounting Standards Board (“FASB”) issued Accounting for Uncertainty in Income Taxes which, requires the Adviser to determine whether a tax position of the Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.  As of and during the year ended March 31, 2014, the Fund did not have a liability for any unrecognized tax benefits.  The Fund recognizes interests and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Fund did not incur any interest or penalties.

The Fund will file tax returns as prescribed by the tax laws of the jurisdictions in which it operates.  In the normal course of business, the Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable.

f.	Investment Transactions

For the period ended March 31, 2014, cost of purchases and proceeds from sales of the Master Fund amounted to $6,500,000 and 200,000, respectively, for the Fund.

g.	Fund Level Income and Expenses

Interest income on any cash or cash equivalents held by the Fund is recognized on an accrual basis.  Expenses that are specifically attributed to the Fund are accrued and charged to the Fund.  The Fund does pay a proportionate amount of a Management Fee to the Adviser which is discussed further in Note 6.  Income and expenses are recorded on an accrual basis.

h.	Cash and Cash Equivalents

The Fund may invest in fixed-income securities, money market instruments, and money market mutual funds, or hold cash or cash equivalents in such amounts as the Adviser deems appropriate under the circumstances.  Currently, the Fund does not hold any cash equivalents.

i.	Recently Issued Accounting Pronouncements

In June 2013, Financial Accounting Standards Board issued ASU No. 2013-08 Investment Companies:  Amendments to the Scope, Measurement, and Disclosure Requirements.  The amendments in this update modify the guidance for determining whether an entity is an investment company.  The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees.  The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years.  Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

8

Ramius IDF LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – March 31, 2014 (continued)

3.	Fair Value Measurements

The Fund records its investment in the Master Fund at fair value.  The Master Fund, in which the Fund invests, is considered a Level 3 security as defined under fair valuation accounting standards.  The Master Fund’s disclosure of investments under the three-tier hierarchy, and the definition of each category, is discussed in the Notes to the Master Fund’s financial statements.

4.	Allocation of Members’ Equity

Net profits or net losses of the Fund for each Allocation Period (as defined below) are allocated among and credited to or debited against the capital accounts of the Members.  Each Allocation Period begins on the day after the last day of the preceding Allocation Period and ends at the close of business on the first to occur thereafter of: (1) the last day of a calendar month, (2) the last day of a taxable year; (3) the day preceding a day on which interests are purchased, (4) a day on which Interests are repurchased by the Fund pursuant to tenders of Interests by Members, or (5) a day on which any amount is credited to or debited from the capital account of any Member other than an amount to be credited to or debited from the capital accounts of all Members in accordance with their respective investment percentages.

5.	Subscription for and Repurchase of Interests

The Fund accepts initial and additional subscriptions for Interests as of the first day of each month.  All subscriptions are subject to the receipt by the Fund of cleared funds prior to the applicable subscription date in the full amount of the subscription.  The Fund reserves the right to reject any subscription for Interests and may, in its sole discretion, suspend the offering of subscriptions for Interests at any time.

The Fund will from time to time offer to repurchase Interests pursuant to written tenders by Members.  Repurchase offers will be made at such times and in such amounts as may be authorized by the Board, in its sole discretion.  The Board will consider the following factors, among others, in making this determination:  (i) whether Members have requested that the Fund repurchase their Interests or portions thereof; (ii) the liquidity of the Fund's assets (including the liquidity of investments held by the Fund); (iii) the investment plans and working capital requirements of the Fund; (iv) the relative economies of scale with respect to the size of the Fund; (v) the history of the Fund in repurchasing Interests or portions thereof; (vi) the economic condition of the securities markets; and (vii) the anticipated tax consequences of any proposed repurchases of Interests or portions thereof.

In determining whether to authorize such a repurchase of Interests and the terms of such an offer, the Board will also consider all pertinent factors, including whether any Members have a need to withdraw capital from the Fund to pay benefits under variable annuity contracts as a result of premium payments, surrender and transfer requests, or transaction requests from the owners of variable annuity contracts (or their annuitants or beneficiaries).  The Board will also consider the recommendations of the Adviser.  The Adviser expects that generally it will recommend to the Board that the Fund offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter, upon not less than 65 days prior written notice from Members, based on the value of Interest determined as of the end of each calendar quarter.

6.	Related Party Transactions

The Adviser provides various management and administrative services to the Fund pursuant to a management agreement with the Fund (the "Management Agreement").  These services include, among other things:  providing office space, telephone and utilities; maintaining and preserving those books and records of the Fund not maintained by the Fund's administrator, accounting agent or custodian; assisting in the preparation of regulatory filings with the Commission and state securities regulators and other Federal and state regulatory authorities; supervising the entities which are retained by the Fund to provide administration, custody and other services to the Fund; reviewing and arranging for payment of the expenses of the Fund; preparing reports to and other informational materials for members and assisting in the preparation of proxy statements and other member communications; and coordinating and organizing meetings of the Board and meetings of Members.   In consideration of the services provided by the Adviser pursuant to the Management Agreement, the Fund will pay the Adviser a fee computed at the monthly rate of 0.0417% (0.50% on an annualized basis) of the net assets of the Fund determined as of the first business day of each calendar month (including the amount of any capital contributions to the Fund made as of such date), which fee shall be due and payable in arrears within five business days after the end of each fiscal quarter (the "Management Fee").

9

Ramius IDF LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – March 31, 2014 (continued)

The Fund and the Master Fund has retained J.D. Clark & Co., Inc. to provide various administration services, including fund accounting, investor accounting, and taxation services.  In consideration for these services, the Fund and Master Fund pays the Administrator a quarterly fee of $7,625 ($30,500 annually).  The Administrator also serves as the transfer agent for Interests.

7.	Risk Factors

An investment in the Fund involves significant risks that should be carefully considered prior to investment and should only be considered by persons financially able to maintain their investment and who can afford a loss of a substantial part or all of such investment.  The Master Fund invests substantially all of its available capital in Investment Funds.  These investments are generally restricted securities that are subject to holding periods and are not traded in public markets, so that the Master Fund may not be able to resell some of its holdings for extended periods, which may be several years.  No guarantee or representation is made that the investment objective will be met.

A further discussion of the risks associated with an investment in the Fund is provided in the Master Fund’s Financial Statements and the Fund’s Confidential Private Placement Memorandum.

A significant percent of the Fund is owned by a limited number of investors and transactions from these investors could significantly impact the net asset value of the fund.

8.	Compliance Services

Under the terms of the Compliance Services Agreement between the Fund and Master Fund and Cipperman Compliance Services, LLC, Cipperman provided the compliance services to the Funds for the year ended March 31, 2014.  The CCO reports directly to the Board and oversees an annual review of the policies and procedures of the Fund and its service providers, provides a written report to the Board annually and keeps the Board apprised of any material compliance events.

9.	Contingencies and Commitments

In the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

10.	Subsequent Events

The Fund has evaluated all subsequent events through the date the financials were available to be issued and has determined that no additional disclosure are required.

10

Ramius IDF LLC
(a Delaware Limited Liability Company)
Fund Management (unaudited)

Information regarding each of the Managers and officers of the Fund, including their principal occupations during the past five years, is set forth in the chart below, as well as their biographies in the paragraphs following the chart.  The business address of each Manager and officer is c/o Ramius IDF LLC, 599 Lexington Avenue, 19th Floor, New York, NY 10022.

NAME, YEAR OF BIRTH AND POSITION WITH THE COMPANY	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY MANAGER1	OTHER DIRECTORSHIPS HELD DURING PAST 5 YEARS
Disinterested Managers
Stephen C. Roussin (Born in 1963) Manager	Term – Indefinite; Length – Since June, 2011	Campbell & Co., President (2011 – 2013) UBS Wealth Management, Managing Director, Head of Investment Solutions (2004 through 2009)	2	N/A
Jonas B. Siegel (Born in 1943) Manager	Term – Indefinite; Length – Since June, 2011	Granite Capital International Group, L.P., Managing Director, Chief Administrative Officer and Chief Compliance Officer ("CCO") (1994-2011) Granum Series Trust, Vice President, Secretary, Treasurer and CCO (1997-2007) Granum Securities, LLC, President, Chief Administrative Officer and CCO (1997-2007)	2
Independent Trustee of Gottex Multi-Asset Endowment Fund complex (three closed-end investment companies); Independent Trustee of Gottex Multi-Alternatives Fund complex (three closed-end investment companies)

Member of the Board of Trustees, Trust for Professional Managers (open-end management investment company)

Interested Manager and Officer
Stuart Davies2 (Born in 1969) Manager Co-Chief Executive Officer	Term – Indefinite; Length – Officer Since June, 2011 Manager Since February, 2014	Ramius Alternative Solutions LLC, Managing Director and Chief Investment Officer Ivy Asset Management, Managing Director and Global Head of Investments	2	N/A

11

Ramius IDF LLC
(a Delaware Limited Liability Company)
Fund Management (unaudited) (continued)

Officers who are not Managers
Vikas Kapoor (Born in 1971) Co-Chief Executive Officer	Term – Indefinite; Length – Since June, 2011	Ramius Alternative Solutions LLC, Managing Director and Head of Portfolio Construction and Risk Management Arden Asset Management, Managing Director	N/A	N/A
Stuart Gallin (Born in 1974) Chief Financial Officer	Term – Indefinite; Length – Since September, 2013	Ramius Alternative Solutions LLC, Director and Head of Accounting & Operations Terrapin Asset Management, LLC, Chief Financial Officer	N/A	N/A
Brian Ferko (Born in 1971) Chief Compliance Officer	Term – Indefinite; Length – Since June, 2011	Aberdeen Asset Management Inc, Head Compliance US and Chief Compliance Officer	N/A	N/A

1	The Fund Complex also includes the Master Fund.
2	Manager is an "interested person" (as defined by the 1940 Act) of the Company.

The Managers serve for terms of indefinite duration.  A Manager's position in that capacity will terminate if the Manager is removed, resigns or is subject to various disabling events such as death, incapacity or bankruptcy.  A Manager may resign at any time (upon prior written notice to the other Managers), and may be removed either by vote of two-thirds (2/3) of the Managers not subject to the removal vote or by a vote of Members holding not less than two-thirds (2/3) of the total number of votes eligible to be cast by all Members.  In the event of any vacancy in the position of a Manager, the remaining Managers may appoint an individual to serve as a Manager so long as immediately after the appointment at least two-thirds (2/3) of the Managers then serving have been elected by Members.  The Board may call a meeting of Members to fill any vacancy in the position of a Manager, and must do so within 60 days after any date on which Managers who were elected by Members cease to constitute a majority of the Managers then serving.

12

Ramius IDF LLC
(a Delaware Limited Liability Company)
Other Information (unaudited)

Proxy Voting

The Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling 1-800-SEC-0330 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Privacy Notice

PRIVACY NOTICE
OF
RAMIUS IDF LLC AND RAMIUS IDF MASTER FUND LLC

An important part of our commitment to you is our respect to your right to privacy.  Protecting all of the information we are either required to gather or which accumulates in the course of doing business with you is a cornerstone of our relationship with you.  This Privacy Notice sets forth the policies of Ramius IDF LLC and Ramius IDF Master Fund LLC (the "Funds") with respect to the collection, sharing and protection of non-public personal information of the Funds' investors, prospective investors and former investors.  These policies may be changed at any time, provided that a notice of such change is given to you.  Please read this Privacy Notice carefully to understand what we do.

We collect personal information about you (such as your name, address, social security or tax identification number, assets and income) in the course of doing business with you or from documents that you may deliver to us or to an agent of the Funds.  We may use this information to effectively administer our customer relationship with you.  It also permits us to provide efficient, accurate and responsive service, to help protect you from unauthorized use of your information and to comply with regulatory and other legal requirements.  These include those related to institutional risk control and the resolution of disputes or inquiries.

We do not disclose any nonpublic, personal information about the Funds' investors, prospective investors or former investors to third parties, except as permitted or required by law.  We maintain physical, electronic and procedural safeguards to protect such information, and limit access to such information to those employees who require it in order to provide services to you.

To service your account and effect transactions, we may provide your personal information to our affiliates and to non-affiliate firms (i.e., companies not related by common ownership or control) that assist us in servicing your account and have a need for such information, such as a broker or administrator.  We may also disclose such information to service providers and financial institutions with whom we have marketing arrangements.  We require third party service providers and financial institutions with which we have marketing arrangements to protect the confidentiality of your information and to use the information only for the purposes for which we disclose the information to them.  We do not otherwise provide information about you to outside firms, organizations or individuals except to our attorneys, accountants and auditors and as permitted by law.

It may be necessary, under anti-money laundering or other laws, to disclose information about you in order to accept your purchase order.  Information about you may also be released if you so direct, or if we, or an affiliate, are compelled to do so by law, or in connection with any government or self-regulatory organization request or investigation.

We are committed to upholding these privacy policies.  We will notify you on an annual basis of our policies and practices in this regard and at any time that there is a material change thereto.

13

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Financial Statements

For the Year Ended March 31, 2014

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)

For the Year Ended March 31, 2014

Table of Contents

Report of Independent Registered Public Accounting Firm	1
Schedule of Investments	2
Statement of Assets, Liabilities and Members' Equity - Net Assets	3
Statement of Operations	4
Statements of Changes in Members' Equity - Net Assets	5
Statement of Cash Flows	6
Financial Highlights	7
Notes to Financial Statements	8-17
Fund Management (unaudited)	18-19
Other Information (unaudited)	20

Report of Independent Registered Public Accounting Firm

To the Board of Managers and Members of Ramius IDF Master Fund LLC:

In our opinion, the accompanying statement of assets and liabilities and members’ equity - net assets, including the schedule of investments, and the related statements of operations, of cash flows and of changes in members’ equity - net assets and the financial highlights present fairly, in all material respects, the financial position of Ramius IDF Master Fund LLC (the "Fund") at March 31, 2014, the results of its operations and of cash flows for the year then ended, the changes in its members’ equity - net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of investments at March 31, 2014 by correspondence with the underlying investment funds or the application of alternative audit procedures where such confirmations were not received, provide a reasonable basis for our opinion.

May 30, 2014

PricewaterhouseCoopers LLP, PricewaterhouseCoopers Center, 300 Madison Avenue, New York, NY 10017 T: (646) 471 3000, F: (813) 286 6000, www.pwc.com/us

Ramius IDF Master Fund LLC
Schedule of Investments - March 31, 2014

INVESTMENT OBJECTIVE AS A PERCENTAGE OF TOTAL INVESTMENT FUNDS
Percentages are as follows:

Investments in Investment Funds - 87.2%	Cost	Fair Value	% of Members' Equity-Net Assets	Liquidity

Credit Based
Chatham Asset Partners High Yield Fund, LP (a)	$1,550,000	$1,739,545	4.7%	(d)
Claren Road Credit Partners, LP (a)	1,100,000	1,188,767	3.3%	(d)
Waterfall Eden Fund, LP (a)	1,500,000	1,697,835	4.7%	(d)
Total Credit Based Funds	4,150,000	4,626,147	12.7%

Event Driven
Cevian Capital II LP (a)	1,150,000	1,361,451	3.7%	(b) (d)
Jet Capital Concentrated Fund, LP (a)	1,250,000	1,645,055	4.5%	(c)
Luxor Capital Partners, LP (a)	1,250,000	1,410,872	3.9%	(d)
Magnetar Global Event Driven Fund LLC(a)	1,550,000	1,761,639	4.9%	(d)
Oceanwood Global Opportunities Fund, LP(a)	1,150,000	1,416,746	3.9%	(d)
Trian Partners, LP (a)	900,000	1,276,632	3.5%	(d)
West Face Long Term Opportunities (USA), LP (a)	600,000	673,503	1.9%	(d)
Total Event Driven Funds	7,850,000	9,545,898	26.3%

Global Macro
Caxton Global Investments (USA) LLC (a)	1,800,000	1,993,102	5.5%	(d)
Pharo Macro Fund, Ltd.(a)	1,500,000	1,553,744	4.2%	(d)
Prologue Delaware Feeder Fund, LP (a)	1,550,000	1,593,991	4.4%	(d)
Total Global Macro Funds	4,850,000	5,140,837	14.1%

Hedged Equity
Ascend Partners Fund II, LP (a)	1,150,000	1,327,665	3.6%	(c)
Atlas Institutional Fund, LLC (a)	1,750,000	2,100,746	5.8%	(d)
Criterion Horizons Fund, LP (a)	1,500,000	1,728,422	4.8%	(c)
ESG Cross Border Equity Fund, LP (a)	950,000	1,094,345	3.0%	(d)
Marcato, LP(a)	1,000,000	1,147,194	3.2%	(d)
PFM Diversified Fund, LP(a)	1,700,000	1,724,139	4.7%	(d)
Tiger Consumer Partners, LP(a)	1,050,000	1,098,230	3.0%	(d)
Total Hedged Equity Funds	9,100,000	10,220,741	28.1%

Managed Futures
BlueTrend Fund LP (a)	1,000,000	835,566	2.3%	(c)
Total Managed Futures Funds	1,000,000	835,566	2.3%

Multi-Strategy
AQR Delta Fund II, LP (a)	1,250,000	1,352,457	3.7%	(c)
Total Multi-Strategy Funds	1,250,000	1,352,457	3.7%
Total Investments in Investment Funds (cost $28,200,000)		31,721,646	87.2%
Other Assets in Excess of Liabilities		4,661,978	12.8%
Members' Equity		$36,383,624	100.0%

(a)	Non-income producing.
(b)
The Investment Fund has a lock-up period that expires on 09/30/2014.  The dollar amount of securities with a lock-up period of 09/30/2014 was $1,361,451. These are Level 3 securities per ASC 820 Fair Value Measurements.

(c)	The Investment Fund has monthly liquidity.
(d)	The Investment Fund has quarterly liquidity.

The accompanying notes are integral parts of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Statement of Assets, Liabilities and Members' Equity - Net Assets
For the Year Ended March 31, 2014

Assets
Investments in Investment Funds, at fair value (cost $28,200,000)	$31,721,646
Cash	3,196,559
Investment Fund Receivable	1,566,047
Prepaid Assets	7

Total Assets	$36,484,259

Liabilities
Advisory Fees payable	$66,432
Audit Fees payable	17,120
Compliance Fees payable	12,000
Directors' Fees payable	3,750
Custody Fee payable	1,333

Total Liabilities	100,635

Members' Equity - Net Assets	36,383,624

Total Liabilities and Members' Equity - Net Assets	$36,484,259

Members' Equity - Net Assets consists of:
Members' Equity Paid-in	$33,345,562
Accumulated net investment loss	(970,242)
Accumulated net realized gain on investments	486,658
Accumulated net unrealized appreciation on investments	3,521,646

Total Members' Equity - Net Assets	$36,383,624

The accompanying notes are integral parts of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Statement of Operations
For the Year Ended March 31, 2014

Operating Expenses
Advisor Fee	$223,769
Administration Fee	87,000
Legal Fee	45,311
Compliance Fee	36,650
Audit Fee	32,700
Directors' Fee	13,878
Custody Fee	9,837
Insurance Fee	3,440
Other Fees	4,505
Total Operating Expenses	457,090

Net Expenses	457,090

Net Investment Loss	(457,090)

Net Realized Gain and Change in Unrealized Appreciation on Investments
Net Realized Gain on Investments	454,326

Net Change in Accumulated Unrealized Appreciation on Investments	2,038,755

Net Realized Gain and Change in Unrealized Appreciation on Investments	2,493,081

Net Increase in Members' Equity - Net Assets Derived From Operations	$2,035,991

The accompanying notes are integral parts of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Statement of Changes in Members' Equity - Net Assets

	Year Ended	Year Ended
	March 31, 2014	March 31, 2013

Operations
Net investment (loss)	$(457,090)	$(383,912)
Net realized gain on investments	454,326	32,332
Net change in accumulated unrealized appreciation on investments	2,038,755	1,349,338
Net Increase in Members' Equity - Net Assets Resulting From Operations	2,035,991	997,758

Members' Equity - Net Assets Transactions
Equity contributions	9,289,196	12,877,352
Equity withdrawals	(216,700)	(174,914)
Net Increase in Members' Equity - Net Assets Resulting From Equity Transactions	9,072,496	12,702,438

Increase in Members' Equity - Net Assets	11,108,487	13,700,196

Members' Equity - Net Assets
Beginning of period	25,275,137	11,574,941
End of period	$36,383,624	$25,275,137

The accompanying notes are integral parts of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Statement of Cash Flows
For the Year Ended March 31, 2014

CASH FLOWS FROM OPERATING ACTIVITIES
Net Increase in Members' Equity - Net Assets Derived from Operations	$2,035,991
Adjustments to reconcile Net Increase in Members' Equity - Net Assets Derived from
Operations to net cash used in operating activities:
Net change in accumulated unrealized appreciation on Investments	(2,038,755)
Net realized gain on Investments	(454,326)
Purchases of Interests in Investment Funds	(9,600,000)
Proceeds of Sales of Interests in Investment Funds	4,134,051
Decrease in Prepaid Assets	618
Increase in Advisory fees payable	19,941
Decrease in Audit fees payable	(18,880)
Decrease in Directors' fees payable	(1,122)
Decrease in Custody fee payable	(615)
Increase in Compliance fee payable	9,000

Cash Used in Operating Activities	(5,914,097)

CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from Members' equity contributions	9,289,196
Proceeds from Members' equity tenders	(216,700)

Cash Provided by Financing Activities	9,072,496

Net change in cash	3,158,399

Cash at beginning of year	38,160

Cash at End of Year	$3,196,559

The accompanying notes are integral parts of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Financial Highlights

	For the Year Ended March 31, 2014	For the Year Ended March 31, 2013	Period from Commencement of Operations December 1, 2011 through March 31, 2012 (1)

Total Return(2)	6.82%	3.38%	0.04	%(3)

RATIOS AND SUPPLEMENTAL DATA:
Net Assets, end of period in thousands (000's)	36,384	25,275	11,575
Net investment loss to average net assets	(1.54)%	(2.14)%	(3.36	)%(4)
Ratio of net expenses to average net assets(5)	1.54%	2.14%	3.36	%(4)
Portfolio Turnover	18.72%	7.07%	0.00	%(3)

(1)	Fund commenced operations on December 1, 2011.
(2)
Total return assumes a purchase of an interest in the Master Fund on the first day and the sale of an interest on the last day of the period and is calculated using geometrically linked monthly returns.  An individual Member's return may vary from these returns based on the timing of Member subscriptions and redemptions.

(3)	Not Annualized.
(4)	Annualized.
(5)	Ratio does not include expenses or performance incentive fees or allocation borne indirectly through investment in the investment funds.

The accompanying notes are integral parts of these Financial Statements.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – March 31, 2014

1.	Organization

Ramius IDF Master Fund LLC (the "Master Fund") is a limited liability company that is organized under the laws of the State of Delaware on September 22, 2010 and commenced operations on December 1, 2011.  The Master Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a closed-end, non-diversified, management investment company.  The Master Fund’s investment objective is to seek capital appreciation with low volatility and low correlation with equity/fixed income markets.

The investment adviser of the Master Fund is Ramius Alternative Solutions LLC (the “Adviser”).  The Master Fund is a master investment portfolio in a master-feeder structure.  Ramius IDF LLC (the “Feeder Fund”) invests substantially all of its assets, directly or indirectly, in the limited liability company interests (“Interests”) of the Master Fund and has become a member of the Master Fund.  Investors who acquire Interests in the Master Fund, and other persons who acquire Interests and are admitted to the Master Fund (“Members”) by its Board of Managers (the “Board"), will become members of the Master Fund.  Interests are being offered solely to institutional investors that are life insurance companies and their separate accounts to fund benefits under variable annuity contracts and variable life insurance policies offered by such participating insurance companies.  The percentage of the Interests owned by the Feeder Fund at March 31, 2014 was 58.0%.

The Master Fund is a fund of hedge funds and pursues its investment objective through a multi-manager, multi-strategy investment program in which assets of the Master Fund are allocated to investment funds ("Investment Funds") managed by alternative asset managers that are private investment funds which are not registered under the 1940 Act and primarily invest or trade using investment strategies.  These strategies may include, but will not be limited to: equity- and credit-based directional, hedged and trading styles (which may include emerging markets); convertible/capital structure arbitrage; event-driven investing with respect to equity securities and distressed debt; fixed income relative value strategies and arbitrage; and discretionary global macro and commodity investments, including the use of futures and forward contracts traded on exchanges and in over-the-counter markets.

The Board of Managers has overall responsibility to manage and supervise the operations of the Master Fund, including the exclusive authority to oversee and to establish policies regarding the management, conduct and operation of the Fund’s business. The Board exercises the same powers, authority and responsibilities on behalf of the Master Fund as are customarily exercised by directors of a typical investment company registered under the 1940 Act and organized as a corporation. The Board has engaged the Adviser to manage the day-to-day operations of the Master Fund.

2.	Significant Accounting Policies

The following is a summary of significant accounting and reporting policies used in preparing the financial statements.

a.	Basis of Accounting

The Master Fund’s accounting and reporting policies conform with United States generally accepted accounting principles (“U.S. GAAP”).

b.	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires the Master Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in capital from operations during the reporting period.  Actual results can differ from those estimates.

c.	Valuation of Investments

The Master Fund computes its net asset value as of the last business day of each "fiscal period".  Such computation is expected to occur on a monthly basis and other times at the Board’s discretion in accordance with the valuation principles set forth below or as may be determined from time to time pursuant to policies established by the Board.  Valuations of Investment Funds are subject to estimates and are net of management and performance incentive fees or allocations that may be payable pursuant to such offering documents.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – March 31, 2014 (continued)

The Board has approved procedures pursuant to which the Master Fund values its investments in Investment Funds at fair value. In accordance with these procedures, fair value as of each fiscal period-end ordinarily will be the value determined as of such fiscal period end for each Investment Fund in accordance with the Investment Fund's valuation policies and reported at the time to the Master Fund. As a general matter, the fair value of the Master Fund’s interest in an Investment Fund will represent the amount that the Master Fund could reasonably expect to receive from an Investment Fund if the Master Fund’s interest were withdrawn at the time of valuation, based on information reasonably available at the time the valuation is made and that the Master Fund believes to be reliable.  The Master Fund, as a practical expedient, measures the fair value of an investment in Investment Funds on the basis of net asset value per share (or its equivalent).  In the event that an Investment Fund does not report a fiscal period-end value to the Master Fund on a timely basis, the Master Fund would determine the fair value of such Investment Fund based on the most recent value reported by the Investment Fund, as well any other relevant information available at the time the Master Fund values its portfolio.

Prior to investing in any Investment Fund, the Adviser conducts a due diligence review of the valuation methodology utilized by the Investment Fund, which as a general matter utilizes market values when available and otherwise utilize principles of fair value that the Adviser reasonably believes to be consistent with industry practice and compatible with the valuation methods used by the Master Fund for valuing its own investments.  Prior to investing in any Investment Fund, the Adviser also confirms that the Investment Fund is obligated to inform its investors, in a timely fashion, of any material changes to its valuation methodology.

The Master Fund's valuation procedures require the Adviser to consider all relevant information available at the time the Master Fund values its portfolio.  The Adviser considers such information and may conclude in certain circumstances that the information provided by the Investment Manager of an Investment Fund does not represent the fair value of the Master Fund’s interests in the Investment Fund.  All of the Master Fund’s investments in Investment Funds are considered to be illiquid and as such, the valuation of these investments involves various judgments and consideration by management of factors that may be subjective.  If, based on relevant information available to the Adviser at the time the Master Fund values its portfolio, the Adviser concludes that the value provided by the Investment Fund does not represent the fair value of the Master Fund’s interests in the Investment Fund, the Adviser will take steps to recommend a fair value for the Master Fund’s interests in the Investment Fund to the Board of Managers for its consideration.

The Investment Funds generally record their investments at fair value in accordance with U.S. GAAP.  The Investment Funds generally hold positions in readily marketable securities and derivatives that are valued at quoted market values and/or less liquid nonmarketable securities and derivatives that are valued at estimated fair value.  Accordingly, valuations do not necessarily represent the amounts that might be realized from sales or other dispositions of investments, nor do they reflect other expenses or fees that might be incurred upon disposition.  The mix and concentration of more readily marketable securities and less liquid nonmarketable securities varies across the Investment Funds based on various factors, including the nature of their investment strategy and market forces.

Because of the inherent uncertainty of valuations of the investments in the Master Fund, its estimated value may differ significantly from the value that would have been used had a ready market for the Fund existed, and the differences could be material.  Net change in accumulated unrealized appreciation on investments in the statement of operations is net of fees and performance-based compensation paid to the investment managers of investment funds.

Certain financial statements of the Third Party Investment Funds were either not available or excluded details of their investment securities portfolios.  As of March 31, 2014 the Fund’s management was unaware of any significant issuer concentration in the Third Party Investment Funds.

d.	Income Taxes

The Master Fund is treated as a partnership for federal income tax purposes and therefore is not subject to U.S. federal income tax.  For income tax purposes Members will be taxed upon their distributive share of each item of the Master Fund’s profit and loss.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – March 31, 2014 (continued)

The Master Fund follows the authoritative guidance on accounting for and disclosure of uncertainty in tax positions.  The Financial Accounting Standards Board (“FASB”) issued ASC 740 Accounting for Uncertainty in Income Taxes which, requires the Adviser to determine whether a tax position of the Master Fund is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position.  For tax positions meeting the more likely than not threshold, the tax amount recognized in the financial statements is reduced by the largest benefit that has a greater than fifty percent likelihood of being realized upon ultimate settlement with the relevant taxing authority.  As of and during the year ended March 31, 2014, the Master Fund did not have a liability for any unrecognized tax benefits. The Master Fund recognizes interests and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations.  During the year, the Master Fund did not incur any interest or penalties.

The Master Fund is treated as a partnership for U.S. federal income tax reporting.  As a partnership, the Master Fund itself is not subject to U.S. federal income taxes; each member is individually liable for income taxes, if any, on its share of the Master Fund’s net taxable income. Interest, dividends and other income realized by the Master Fund from non-U.S. sources and capital gains realized on the sale of securities of non-U.S. issuers may be subject to withholding and other taxes levied by the jurisdiction in which the income is sourced.  The Master Fund will file tax returns as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Master Fund is subject to examination by federal, state, local and foreign jurisdictions, where applicable.

e.	Investment Transactions, Investment Income and Realized and Unrealized Gains and Losses

The Master Fund initially records distributions of cash or in-kind securities from Investment Funds at fair value based on the information from distribution notices when distributions are received.  Thus, the Master Fund would recognize within the Statement of Operations its share of realized gains or (losses) and the Master Fund’s share of net investment income or (loss) based upon information received regarding distribution, from the Investment Funds. Unrealized appreciation/(depreciation) on investments, within the Statement of Operations, includes the Master Fund’s share of unrealized gains and losses, realized undistributed gains, and undistributed net investment income or (loss) from Investment Funds for the relevant period.  Gains and losses from Investment Funds are calculated based on average cost methodology.  Purchases of investments in Investment Funds are recorded as of the first day of legal ownership of an Investment Fund.  Sales are recorded as of the last day of legal ownership or participation in an Investment Fund.  For the period ended March 31, 2014, cost of purchases and proceeds from sales of Investment Funds amounted to $9,600,000 and 5,153,442, respectively, for the Master Fund.

f.	Master Fund Expenses

The Master Fund bears all expenses incurred, on an accrual basis, in the business of the Master Fund, including, but not limited to, the following: all costs and expenses related to portfolio transactions and positions for the Master Fund’s account; including a ratable share of the fees, expenses and incentive allocations/fees of the Investment Funds in which it invests; fees payable to the Investment Adviser (See Note 6), legal fees; accounting, auditing, and tax preparation fees; administration and custodial fees; costs of insurance; fees of Members of the Board who are not employed by the Investment Adviser; expenses of meetings of the Board and meetings of Members.  Expenses of the Investment Funds are not included in the expenses on the Statement of Operations and are reflected in realized and unrealized gains and losses on investments.

g.	Cash and Cash Equivalents

The Master Fund may invest in fixed-income securities, money market instruments, and money market mutual funds, or hold cash in such amounts as the Adviser deems appropriate under the circumstances.  Currently, the Fund does not hold any cash equivalents.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – March 31, 2014 (continued)

h.	Recently Issued Accounting Pronouncements

In June 2013, Financial Accounting Standards Board issued ASU No. 2013-08 Investment Companies:  Amendments to the Scope, Measurement, and Disclosure Requirements.  The amendments in this update modify the guidance for determining whether an entity is an investment company.  The guidance will also require an investment company to measure noncontrolling ownership interests in other investment companies at fair value and will require additional disclosures relating to investment company status, any changes thereto and information about financial support provided or contractually required to be provided to any of the investment company’s investees.  The guidance is effective for financial statements with fiscal years beginning on or after December 15, 2013 and interim periods within those fiscal years.  Management is evaluating the impact of this guidance on the Fund’s financial statement disclosures.

3.	Fair Value Measurements

As required by ASC 820 Fair Value Measurements, investments are classified in their entirety based on the lowest level of input that is significant to the fair value measurement.  Estimated values may differ from the values that would have been used if a ready market existed or if the investments were liquidated at the valuation date.  Fair Value Measurements established a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in pricing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Master Fund’s investments. The inputs are summarized in the three broad levels listed below:

•
Level 1 – quoted prices for active markets for identical securities.  An active market for the security is a market in which transactions occur with sufficient frequency and volume to provide pricing information on an ongoing basis.  A quoted price in an active market provides the most reliable evidence of fair value.

•
Level 2 – other significant observable inputs or investments that can by fully sold or redeemed at the net asset value in the “near term” which is defined as liquidity of 90 days or less after lock-up period restrictions, if any.

•
Level 3 – significant unobservable inputs (which may include the Master Fund’s own assumptions in determining the fair value of investments) or investments that cannot be fully redeemed at the net asset value in the “near term”; these are investments that generally have one or more of the following characteristics: gated redemptions, suspended redemptions, or have lock-up periods greater than 30 days.

The Master Fund’s investments consist primarily of investments in Investment Funds.  The Investment Funds calculate net asset value per share (or its equivalent member units or ownership interest in partners’ capital).  The Investments may be classified as Level 2 when market information (observable net asset values) are available, yet the investment is not traded in an active market and/or the investment is subject to transfer restrictions, or the valuation is adjusted to reflect illiquidity and/or non-transferability.  Market information, including observable net asset values, subscription and redemption activity at the underlying Investment Fund, and the length of time until the investment will become redeemable is considered when determining the proper categorization of the investment’s fair value measurement within the fair valuation hierarchy.  The Investment Fund investments that have observable market inputs (published net asset values) and that the Master Fund has the ability to redeem within three months of the balance sheet date are classified in the fair value hierarchy as Level 2.

The Master Fund’s investments in the Investment Funds that have unobservable inputs and/or from which the Master Fund does not have the ability to redeem within three months are classified in the fair value hierarchy as Level 3.  When observable prices are not available for these securities, the Adviser uses the market approach, as defined in the authoritative guidance on fair value measurements, to evaluate or adjust the fair value of such Level 3 instruments.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities or investment funds.  The categorization of an investment within the hierarchy is based upon the pricing transparency of the investment and does not necessarily correspond to the Master Fund’s perceived risk of that investment.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – March 31, 2014 (continued)

The following is a summary of the inputs used to value the Master Fund’s net assets as of March 31, 2014.  The Fund’s policy is to recognize transfers between Levels at their value as of the end of the annual reporting period.  There were no transfers from Level 2 to Level 3 as of March 31, 2014, based on levels assigned to Investments on March 31, 2013.

	Level 1	Level 2	Level 3	Total
Investment Funds*	$-	$30,360,195	$1,361,451	$31,721,646
Total	$-	$30,360,195	$1,361,451	$31,721,646

*	Please see the Schedule of Investments for Investment Funds’ Classification Levels
*	All level 3 securities were valued using practical expedient and have been classified as level 3 based on redemption terms

The categorization of investments amongst Levels 1 through 3 does not reflect the fact that many of the underlying investments held by the Investment Funds included in Level 3, if owned directly by the Master Fund, may be classified as Level 1 investments.

The following table includes a roll-forward of the amounts for the year ended March 31, 2014 for the investments classified within Level 3.  The classification of an investment within Level 3 is based on the unobservable inputs to the overall fair value measurement.  The level classifications in the table are not indicative of the risk associated with the investment in each Investment Fund.

Investments	Balance as of April 1, 2013	Net Realized Gain (Loss)	Change in Unrealized Appreciation /(Depreciation)	Gross Purchases	Gross Sales	Transfer In	Transfer Out	Balance as of March 31, 2014
Investment Funds	$5,655,308	$-	$165,578	$500,000	$-	$-	$(4,959,435)	$1,361,451
Total Investments	$5,655,308	$-	$165,578	$500,000	$-	$-	$(4,959,435)	$1,361,451

The amount of the net change in unrealized appreciation/(depreciation) for the year ended March 31, 2014 relating to investments in Level 3 assets still held at March 31, 2014 is $165,578, which is included as a component of net change in accumulated unrealized appreciation/(depreciation) on investments on the Statement of Operations.  The transfer to Level 2 is due to One William Street Capital Partners, LP, Jet Capital Concentrated Fund, LP, West Face Long Term Opportunities (USA), LP and Double Black Diamond, LP’s restriction periods expiring.  The Master Fund recognizes transfers into and out of the levels indicated above at the end of the reporting period.  All transfer out of Level 3 and into Level 2 can be found in the Level 3 rollforward.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – March 31, 2014 (continued)

Investment Funds - Liquidity Terms

Investment Category	Fair Value	Redemption Frequency	Range of Notice Period	Range of Redemption Restriction Terms
Credit Based(a)	$4,626,147	Quarterly	45-90 Days	0-2 Years; Up to 7% redemption fee
Event Driven(b)	9,545,898	Monthly-Quarterly	30-90 Days	0-3 Years; Up to 6% redemption fee
Global Macro(c)	5,140,837	Quarterly	30-80 Days	0-1 Year; Up to 3% redemption fee
Hedged Equity(d)	10,220,741	Monthly-Quarterly	45-65 Days	0-1 Year; Up to 4% redemption fee
Managed Futures(e)	835,566	Monthly	60 Days	0-1 Year; no redemption fee
Multi-Strategy(f)	1,352,457	Monthly	60 Days	0-1 Year; no redemption fee

The information summarized in the preceding table represents the general terms for the specified asset strategy.  Individual Investment Funds may have terms that are more or less restrictive than those terms indicated for the asset class as a whole.  In addition, most of the Investment Funds have the flexibility, as provided for in their constituent documents, to modify and waive such terms.  Additional details on the terms and restrictions for each Investment Fund are included on the Schedule of Investments included with this report.  The Master Fund’s investments reflect their estimated fair value.

As noted below, the Investment Managers with which the Master Fund invests may use leverage.  In addition, the Master Fund may borrow funds on a secured or unsecured basis, primarily to provide liquidity as further described below.  Under normal market conditions, the Master Fund intends to invest the majority of its total assets in Investment Funds.  Although it does not currently intend to do so, the Master Fund also may invest a portion of its assets directly pursuant to investment advisory agreements, granting the Investment Managers discretionary investment authority on a managed account basis.  In addition, to facilitate the efficient investment of the Master Fund's assets, separate Investment Funds, which would be managed by one or more Investment Managers, may be created by the Master Fund.  Generally, with respect to any such Investment Fund, the applicable Investment Manager will serve as general partner and the Master Fund will be the sole limited partner.  Investment Managers who manage assets directly for the Master Fund on a managed account basis or through such separate Investment Funds are collectively referred to as "Subadvisers," and the accounts and Investment Funds managed by Subadvisers are collectively referred to as "Subadvisory Accounts."  Retention of a Subadviser would require approval of the Board of Managers and of a majority (as defined in the 1940 Act) of the Master Fund's outstanding voting securities; provided, that contract owners and policy holders will not have the right to approve the retention of a Subadviser or hold any other voting rights with respect to the Feeder Fund or the Master Fund.

(a)Credit-Based:  This strategy aims to generate return via positions in the credit-sensitive sphere of the fixed income markets. The strategy generally involves the purchase of corporate bonds with hedging of the interest exposure.  Investment Managers can generally purchase any type of security in the capital structure, including companies suffering financial distress.  These instruments can include a myriad of securities such as corporate bonds, mortgages, suppliers' claims and bank loans.  Credit and other derivatives are used for hedging purposes.  The portfolios in this strategy normally have low interest rate exposure.  Leverage tends to be low to moderate.  The same investment styles employed with equity-based strategies (directional, hedged and opportunistic trading) are used with respect to fixed-income securities by such Investment Managers, except that the underlying securities and other instruments employed are largely debt/fixed-income rather than equity securities.

Both the equity-based and credit-based Investment Funds described above may invest a percentage of their assets outside the U.S. or may concentrate their investments in a particular region, sector or industry, or in companies of a specific market capitalization size.  Investment Managers may lean toward or utilize exclusively a growth or value orientation, while others may employ a combination of growth and value orientation in selecting securities.  Investment Funds that invest in emerging markets incorporate equity and/or credit based investment strategies in the underlying equity and credit markets, including sovereign fixed income markets of developing countries.  The investment styles employed across such countries can include directional hedged and to a lesser degree trading based investment styles.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – March 31, 2014 (continued)

(b)Event-Driven Funds: This category includes Investment Managers employing strategies that involve investing in opportunities created by significant corporate events, such as mergers, acquisitions or other special situations which alter a fund's financial structure or operating strategy: restructuring, liquidations, spin-offs, etc.  Risk management and hedging techniques may be employed in an attempt to protect the portfolio from deals that fail to materialize.  In addition, accurately forecasting the timing of a transaction is an important element impacting the realized return.  The use of leverage may vary considerably.  The two broad categories investments will be made are equity based and debt orientated event-driven investments.  Positions may be taken in related securities of different companies or in different securities of the same issuer (such as equity/fixed-income securities or different types of fixed-income securities) for the purpose of arbitraging differences in their respective prices.

(c)Discretionary Global Macro Hedge Funds: This category includes Investment Funds that typically make leveraged investments on anticipated price movements of stock markets, interest rates, foreign exchange currencies and commodities.  Global macro Investment Managers typically employ a "top-down" global approach and may invest in any market, using any instrument to participate in expected market movements.  These movements may result from forecasted shifts in world economics, political fortunes or global supply and demand for resources, both physical and financial.  Global macro Investment Managers generally create their investment positions by investing in stocks, bonds, futures, options, swaps, currencies and over-the-counter derivatives.  The "discretionary" style is meant to differentiate this subjective approach from a systematic trading approach such as those followed by commodity trading advisors ("CTAs") in connection with futures contracts in areas such as precious metals (gold, silver), grains (soybeans, corn, wheat), equity indexes (S&P futures, Dow futures, NASDAQ 100 futures), soft commodities (cotton, cocoa, coffee, sugar) as well as foreign currency and U.S government bond futures.  CTAs' trades are rules- or strictly quantitatively-based, and are executed predominantly in futures and forward contracts.  Among other things, CTAs can be differentiated by the use of technical and/or fundamental inputs, the frequency of the trading approach, the level of leverage utilized, and the markets traded.  The discretionary global macro strategy typically employs macroeconomic principles as well as price-orientated information to identify dislocations in asset prices on a global basis.  Trades are generally classified as either outright directional or relative value in nature.

(d)Equity Based: Investment Funds where the Investment Managers construct portfolios consisting of long and short equity positions across global equity markets, with a strong focus on capital preservation and alpha generation, and with leverage commonly employed.  The Investment Manager's stock picking ability, on both the long and the short side, is key to the success of these Investment Funds.  The short positions may be opportunistic or instituted solely for hedging purposes.  Individual stock options may be used in place of a short equity position and equity index options may be used as a portfolio hedge. This classification is very broad, and key factors driving investment performance vary with each investment style as does the expected rate of change in market exposures employed by the Investment Manager.  The dominant investment style that Investment Managers of the Master Fund are expected to employ is described below.

•
Directional Investment Style - This style centers on valuation of the underlying instruments and investment as well as the market as whole to be favorable.  In addition the Investment Manager is not expected to change their net market exposure dramatically over a six months time period even as the overall market environment itself changes.

•
Hedged Investment Style - This style is more flexible in the rate of change that such Investment Managers make to the gross and net exposure of their underlying portfolios. A stable and significant degree of dispersion across securities is an important driver of return across an Investment Manager's gross portfolio exposure.

•
Trading Investment Style – A trading investment style seeks to profit from higher levels of realized market volatility giving rise to shorter term price momentum and mean reversion trading opportunities.  The Investment Funds typically invest in a portfolio of long and short equity positions, with leverage commonly employed.  Investment Managers employ a high degree of flexibility in how they change their overall exposure to the market for both return and risk management reasons.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – March 31, 2014 (continued)

(e)Managed futures: Investment Funds (often referred to as CTAs or Commodity Trading Advisors) that typically focus on investing in listed bond, equity, commodity futures and currency markets, globally. Managed futures fund managers tend to employ systematic trading programs that largely rely upon historical price data and/or market trends. A significant amount of leverage is often employed since the strategy involves the use of futures contracts. CTAs tend not to have a particular bias towards being net long or net short in any particular market.

(f)Multi-strategy: Investment Funds that generally specialize in convertible bond arbitrage, fixed income arbitrage, distressed securities, event driven and merger arbitrage.  Depending on the opportunities offered by the markets, the fund manager decides which percentage of their capital they intend allocating to the single strategies: this way the fund manager can seek to capture multiple opportunities, without having to invest along a specific strategy that under given market circumstances could prove unprofitable. Another advantage brought by multi-strategy is the diversification of return sources across multiple strategies.

In addition to the above strategies, some multi-strategy funds allocate part of their capital to long/short equity, statistical arbitrage and other minor strategies, like PIPEs or energy trading.

4.	Allocation of Members’ Equity

The net profits or net losses of the Master Fund (including, without limitation, net realized gain or loss and the net change in unrealized appreciation or unrealized depreciation of securities positions) are credited to or debited against the capital accounts of Members at the end of each fiscal period in accordance with their respective investment percentages for the period.  Each Member's investment percentage is determined by dividing as of the start of a fiscal period the balance of the Member's capital account by the sum of the balances of the capital accounts of all Members.

5.	Subscription for and Repurchase of Interests

The Master Fund accepts initial and additional subscriptions for Interests as of the first day of each month.  All subscriptions are subject to the receipt by the Master Fund of cleared funds prior to the applicable subscription date in the full amount of the subscription.  The Master Fund reserves the right to reject any subscription for Interests and may, in its sole discretion, suspend the offering of subscriptions for Interests at any time.

The Master Fund will from time to time offer to repurchase Interests pursuant to written tenders by Members.  Repurchase offers will be made at such times and in such amounts as may be authorized by the Board, in its sole discretion.  The Board will consider the following factors, among others, in making this determination:  (i) whether Members have requested that the Master Fund repurchase their Interests or portions thereof; (ii) the liquidity of the Master Fund's assets (including the liquidity of investments held by the Master Fund); (iii) the investment plans and working capital requirements of the Master Fund; (iv) the relative economies of scale with respect to the size of the Master Fund; (v) the history of the Master Fund in repurchasing Interests or portions thereof; (vi) the economic condition of the securities markets; and (vii) the anticipated tax consequences of any proposed repurchases of Interests or portions thereof.

In determining whether to authorize such a repurchase of Interests and the terms of such an offer, the Board will also consider all pertinent factors, including whether any Investors have a need to withdraw capital from the Master Fund to pay benefits under variable annuity contracts as a result of premium payments, surrender and transfer requests, or transaction requests from the owners of variable annuity contracts (or their annuitants or beneficiaries).  The Board will also consider the recommendations of the Adviser.  The Adviser expects that generally it will recommend to the Board that the Master Fund offer to repurchase Interests from Members four times each year, effective as of the last day of each calendar quarter, upon not less than 65 days prior written notice from Members, based on the value of Interest determined as of the end of each calendar quarter.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – March 31, 2014 (continued)

6.	Advisory Fees, Directors’ Fees and Expenses of Managers

Pursuant to an investment advisory agreement between the Master Fund and the Adviser (the "Advisory Agreement"), the Adviser is responsible for developing, implementing and supervising the Master Fund's investment program and providing day-to-day management services to the Master Fund.

In consideration of the services provided by the Adviser pursuant to the Advisory Agreement, the Master Fund pays the Adviser a fee computed at the monthly rate of 0.0625% (0.75% on an annualized basis) of the net assets of the Master Fund determined as of the first business day of each calendar month (including the amount of any capital contributions to the Master Fund made as of such date), which fee is due and payable in arrears within five business days after the end of each fiscal quarter (the "Advisory Fee").

Each Member of the Board who is not an “interested person,” as defined by the 1940 Act, of the Master Fund (collectively, the “Independent Managers”) is paid an annual retainer in the aggregate amount of $15,000 divided evenly between the Master Fund and the Feeder Fund.  The Master Fund also reimburses the Independent Managers for their reasonable out-of-pocket expenses.

7.	Administration Agreement

The Feeder Fund and Master Fund has retained J.D. Clark & Co., Inc. to provide various administration services, including fund accounting, investor accounting, and taxation services.  In consideration for these services, the Feeder Fund and Master Fund pays the Administrator a quarterly fee of $21,750 ($87,000 annually).  The Administrator also serves as the transfer agent for Interests.

8.	Compliance Services

Under the terms of the Compliance Services Agreement between the Feeder Fund and Master Fund and Cipperman Compliance Services, LLC, Cipperman provided the compliance services to the Funds for the year ended March 31, 2014.  The CCO reports directly to the Board and oversees an annual review of the policies and procedures of the Fund and its service providers, provides a written report to the Board annually and keeps the Board apprised of any material compliance events.

9.	Contingencies and Commitments

In the normal course of business, the Master Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications.  The Master Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Master Fund that have not yet occurred.

The Limited Liability Company Act provides that a Manager shall not be liable to the Master Fund or any of the Members for any loss or damage occasioned by any act or omission in the performance of the Manager's services as such in the absence of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of the Manager's office.  It also contains provisions for the indemnification, to the extent permitted by law, of a Manager by the Master Fund (but not by the Members individually) against any liability and expense to which the Manager may be liable which arise in connection with the performance of the Manager's activities on behalf of the Master Fund.  Managers shall not be personally liable to any Member for the repayment of any positive balance in the Member's capital account or for contributions by the Member to the capital of the Master Fund.  The rights of indemnification and exculpation provided under the Master Fund Agreement shall not be construed so as to provide for indemnification of a Manager for any liability (including liability under Federal securities laws which, under certain circumstances, impose liability even on persons that act in good faith), to the extent (but only to the extent) that such indemnification would be in violation of applicable law, but shall be construed so as to effectuate the applicable provisions of the Master Fund Agreement to the fullest extent permitted by law.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Notes to Financial Statements – March 31, 2014 (continued)

10.	Risk Factors

The Master Fund's investment program is speculative and entails substantial risks.  There can be no assurance that the Master Fund's investment objective will be achieved.  The Master Fund's performance depends upon the performance of the Investment Funds with which the Master Fund invests, and the Adviser's ability to select, allocate and reallocate effectively the Master Fund's assets among them.  Use of leverage, short sales and derivative transactions by an Investment Fund can, in certain circumstances, result in significant losses.  The value of an investment in the Master Fund will fluctuate with changes in the values of the Master Fund's investments.

Interests in the Master Fund provide limited liquidity because Members will not be able to redeem Interests on a daily basis due to the fact that the Master Fund is a closed-end fund.  Therefore investment in the Master Fund is suitable only for investors who can bear the risks associated with the limited liquidity of Interests and should be viewed as a long-term investment.  No guarantee or representation is made that the investment objective will be met.

The Master Fund’s capital invested in the Investment Funds can be withdrawn on a limited basis.  As a result, the Master Fund may not be able to liquidate quickly some of its investments in the Investment Funds in order to meet liquidity requirements.

There are a number of other risks to the Master Fund.  Four principal types of risk that can adversely affect the Master Fund’s investment approach are market risk, tax risk, investment strategy risk, and manager risk.  Another potential risk exists if the Master Fund chooses to invest its cash into short-term interest bearing deposit accounts.  Such invested amounts may exceed federally insured limits.  A further discussion of the risks associated with an investment in the Master Fund is provided in its Confidential Private Placement Memorandum.

11.	Subsequent Events

The Master Fund has evaluated all subsequent events through the date the financials were available to be issued and has determined that no additional disclosure are required.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Fund Management (unaudited)

Information regarding each of the Managers and officers of the Master Fund, including their principal occupations during the past five years, is set forth in the chart below, as well as their biographies in the paragraphs following the chart.  The business address of each Manager and officer is c/o Ramius IDF Master Fund LLC, 599 Lexington Avenue, 19th Floor, New York, NY 10022.

NAME, YEAR OF BIRTH AND POSITION WITH THE MASTER FUND	TERM OF OFFICE AND LENGTH OF TIME SERVED	PRINCIPAL OCCUPATION DURING PAST 5 YEARS	NUMBER OF FUNDS IN FUND COMPLEX OVERSEEN BY MANAGER1	OTHER DIRECTORSHIPS HELD DURING PAST 5 YEARS
Disinterested Managers
Stephen C. Roussin (Born in 1963) Manager	Term – Indefinite; Length – Since June, 2011	Campbell & Co., President (2011 – 2013) UBS Wealth Management, Managing Director, Head of Investment Solutions (2004 through 2009)	2	N/A
Jonas B. Siegel (Born in 1943) Manager	Term – Indefinite; Length – Since June, 2011	Granite Capital International Group, L.P., Managing Director, Chief Administrative Officer and Chief Compliance Officer ("CCO") (1994-2011) Granum Series Trust, Vice President, Secretary, Treasurer and CCO (1997-2007) Granum Securities, LLC, President, Chief Administrative Officer and CCO (1997-2007)	2
Independent Trustee
of Gottex Multi-Asset Endowment Fund complex (three closed-end investment companies);
Independent Trustee of Gottex Multi-Alternatives Fund complex (three closed-end investment
companies)

Member of the Board
of Trustees, Trust for
Professional Managers (open-end management
investment company)

Interested Manager and Officer
Stuart Davies2 (Born in 1969) Manager Co-Chief Executive Officer	Term – Indefinite; Length – Officer Since June, 2011 Manager Since February, 2014	Ramius Alternative Solutions LLC, Managing Director and Chief Investment Officer Ivy Asset Management, Managing Director and Global Head of Investments	2	N/A

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Fund Management (unaudited) (continued)

Officers who are not Managers
Vikas Kapoor (Born in 1971) Co-Chief Executive Officer	Term – Indefinite; Length – Since June, 2011	Ramius Alternative Solutions LLC, Managing Director and Head of Portfolio Construction and Risk Management Arden Asset Management, Managing Director	N/A	N/A
Stuart Gallin (Born in 1974) Chief Financial Officer	Term – Indefinite; Length – Since September, 2013	Ramius Alternative Solutions LLC, Director and Head of Accounting & Operations Terrapin Asset Management, LLC, Chief Financial Officer	N/A	N/A
Brian Ferko (Born in 1971) Chief Compliance Officer	Term – Indefinite; Length – Since June, 2011	Aberdeen Asset Management Inc, Head Compliance US and Chief Compliance Officer	N/A	N/A

1	The Fund Complex also includes the Feeder Fund.

2	Manager is an "interested person" (as defined by the 1940 Act) of the Master Fund.

The Managers serve for terms of indefinite duration.  A Manager's position in that capacity will terminate if the Manager is removed, resigns or is subject to various disabling events such as death, incapacity or bankruptcy.  A Manager may resign at any time (upon prior written notice to the other Managers), and may be removed either by vote of two-thirds (2/3) of the Managers not subject to the removal vote or by a vote of Members holding not less than two-thirds (2/3) of the total number of votes eligible to be cast by all Members.  In the event of any vacancy in the position of a Manager, the remaining Managers may appoint an individual to serve as a Manager so long as immediately after the appointment at least two-thirds (2/3) of the Managers then serving have been elected by Members.  The Board may call a meeting of Members to fill any vacancy in the position of a Manager, and must do so within 60 days after any date on which Managers who were elected by Members cease to constitute a majority of the Managers then serving.

Ramius IDF Master Fund LLC
(a Delaware Limited Liability Company)
Other Information (unaudited)

Proxy Voting

The Master Fund is required to file Form N-PX, with its complete proxy voting record for the twelve months ended June 30, no later than August 31. The Master Fund’s Form N-PX filing will be available: (i) without charge, upon request, by calling 1-800-SEC-0330 or (ii) by visiting the SEC’s website at www.sec.gov.

Availability of Quarterly Portfolio Schedules

The Master Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Master Fund’s Form N-Q is available, without charge and upon request, on the SEC’s website at http://www.sec.gov or may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC.  Information on the Public Reference Room may be obtained by calling 1-800-SEC-0330.

Privacy Notice

PRIVACY NOTICE
OF
RAMIUS IDF LLC AND RAMIUS IDF MASTER FUND LLC

An important part of our commitment to you is our respect to your right to privacy.  Protecting all of the information we are either required to gather or which accumulates in the course of doing business with you is a cornerstone of our relationship with you.  This Privacy Notice sets forth the policies of Ramius IDF LLC and Ramius IDF Master Fund LLC (the "Funds") with respect to the collection, sharing and protection of non-public personal information of the Funds' investors, prospective investors and former investors.  These policies may be changed at any time, provided that a notice of such change is given to you.  Please read this Privacy Notice carefully to understand what we do.

We collect personal information about you (such as your name, address, social security or tax identification number, assets and income) in the course of doing business with you or from documents that you may deliver to us or to an agent of the Funds.  We may use this information to effectively administer our customer relationship with you.  It also permits us to provide efficient, accurate and responsive service, to help protect you from unauthorized use of your information and to comply with regulatory and other legal requirements.  These include those related to institutional risk control and the resolution of disputes or inquiries.

We do not disclose any nonpublic, personal information about the Funds' investors, prospective investors or former investors to third parties, except as permitted or required by law.  We maintain physical, electronic and procedural safeguards to protect such information, and limit access to such information to those employees who require it in order to provide services to you.

To service your account and effect transactions, we may provide your personal information to our affiliates and to non-affiliate firms (i.e., companies not related by common ownership or control) that assist us in servicing your account and have a need for such information, such as a broker or administrator.  We may also disclose such information to service providers and financial institutions with whom we have marketing arrangements.  We require third party service providers and financial institutions with which we have marketing arrangements to protect the confidentiality of your information and to use the information only for the purposes for which we disclose the information to them.  We do not otherwise provide information about you to outside firms, organizations or individuals except to our attorneys, accountants and auditors and as permitted by law.

It may be necessary, under anti-money laundering or other laws, to disclose information about you in order to accept your purchase order.  Information about you may also be released if you so direct, or if we, or an affiliate, are compelled to do so by law, or in connection with any government or self-regulatory organization request or investigation.

We are committed to upholding these privacy policies.  We will notify you on an annual basis of our policies and practices in this regard and at any time that there is a material change thereto.

Item 2.  Code of Ethics.

(a) The Registrant has adopted a code of ethics (the “Code of Ethics”) that applies to the Registrant’s principal executive officer and principal financial officer.  A copy of this code of ethics is incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2012.

(b) No information needs to be disclosed pursuant to this paragraph.

(c) The Registrant has made no amendments to its Code of Ethics during the period covered by the report to members presented in Item 1 hereto.

(d) The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the report to members presented in Item 1 hereto.

(e) Not applicable.

(f)
(1) Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto. (2) Not applicable. (3) Not applicable.

Item 3.  Audit Committee Financial Expert.

(a)
(1)
(i)	The Registrant’s board of managers has determined that the Registrant has an audit committee financial expert serving on its audit committee
(ii)	Not applicable.

(2)	Manager Jonas Siegel has been named the audit committee financial expert and he is “independent” as such term is defined in Item 3 of Form N-CSR.

(3)	Not applicable.

Item 4.  Principal Accountant Fees and Services.

(a) Audit Fees.

The aggregate fees billed for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements are as follows:

Fiscal year ended March 31, 2013	$19,000
Fiscal year ended March 31, 2014	$19,570

(b) Audit-Related Fees.

None.

(c) Tax Fees.

The aggregate fees billed for professional services rendered by the principal accountant for review of tax filings and tax advice are as follows:

Fiscal year ended March 31, 2013	$0
Fiscal year ended March 31, 2014	$0

(d) All Other Fees.

None.

(e)
(1)
The Registrant’s audit committee has adopted an Audit Committee Charter (the “Charter”) that requires that the audit committee review the scope and plan of the independent public accountants’ annual and interim examinations, approve the services (other than the annual audit) to be performed for the Registrant by the independent public accountants and approve the fees and other compensation payable to the independent accountants.  The Charter does not permit delegation of these responsibilities.

(2)	During fiscal year 2014, 100% of the services provided by the Registrant’s principal accountant described in paragraph (b) – (d) of this Item were pre-approved by the audit committee.

(f) The percentage of hours expended on the principal accountant's engagement to audit the registrant's financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant's full-time, permanent employees was less than fifty percent.

(g) The aggregate non-audit fees billed by the registrant's accountant for services rendered to the registrant, and rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was $513,765 for 2013 and $316,000 for 2014.

(h) The registrant's audit committee of the board of managers has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant's independence.

Item 5.  Audit Committee of Listed Registrants.

Not applicable.

Item 6.  Schedule of Investments.

The schedule of investments in securities in unaffiliated issuers is included as part of the report to members filed under Item 1 hereto.

Item 7.  Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

RAMIUS IDF LLC AND RAMIUS IDF MASTER FUND LLC

RAMIUS ALTERNATIVE SOLUTIONS, LLC

PROXY VOTING POLICY AND PROCEDURES

The Firm will accept discretionary authority over a client’s proxy if the Firm has discretionary authority over the client’s advisory account and the advisory contract does not expressly state that the Firm will not be voting proxies or the client does not retain voting authority.

The Firm may utilize a third party service provider for proxy voting matters.  Designated supervisor(s) (“voting officer(s)”) have been delegated the authority for monitoring proxy actions, making voting decisions in accordance with these policies, and ensuring that proxies are submitted in a timely manner.  The applicable voting officer will also be responsible for ensuring that clients’ requests for these proxy voting policies and procedures and/or their voting information is responded to effectively within a prompt time period.

In voting proxies, the Firm will vote strictly in accordance with the best interests of the beneficiaries and in light of the purposes for which each individual account was created.  The Firm will generally support the management nominees of the issuer, because the company knows the individuals best to lead it.  In addition, proxies will generally be voted along management's guidelines as indicated on the proxy.  The review of long-term and short-term advantages will be weighed when making these decisions.

Support will be given for proposals that support shareholder rights and increase management accountability to the shareholders without sacrificing management’s flexibility.

In some situations, the Firm expects that proxies could request the Firm to vote in favor of measures that reduce the rights, powers and authority, and/or increase the duties and obligations, associated with the security in question.  However, the Firm still anticipates voting proxies in favor of management despite any reduction in rights, powers and authority, and/or increase the duties and obligations if (a) the Firm reasonably believes that continuing to hold such security has a reasonable probability of conferring client benefits outweighs the adverse affect on the client of such proxy request; and (b) the approval of such proxy would not result in the Firm violating applicable investment objectives, policies or restrictions.

Unless a proxy is passed on to an authorized voter, the Firm will record the date proxies are voted, and those not voted will be specified with the underlying reason.  Each item to be voted on should be voted separately and individually, not voted in blank.  The proxy must be dated and signed in the Firm’s name and the capacity in which it serves should be on the proxy, plus the voting officer's name and title.  The applicable voting officer is responsible for ensuring that the following proxy records are maintained for five (5) years, the first two in an appropriate office of the Firm:

1.	Records of proxy statements received regarding client securities;
2.	Records of each vote cast by the Firm on behalf of a client;
3.	Copies of any document created by the Firm that was material to making a decision on voting clients’ securities;

4.	Records of all communications received and internal documents created that were material to the voting decision; and
5.	Each written client request for proxy voting information and the Firm’s written response to such client request (written or oral) for proxy voting information.
6.	Documentation noting the rationale behind each proxy vote decision made.

If the Firm utilizes a third–party, service provider for proxy voting, the Firm will rely on the provider to maintain proxy statements and records of proxy votes cast.  The Firm will obtain an undertaking from the third party to provide a copy of the documents promptly upon request.

The applicable voting officer shall be responsible for determining whether a proxy raises a conflict of interest with respect to the Firm.  The voting officer will determine, based on a review of the issues raised by the conflict of interest, the nature of the potential conflict and, most importantly, given the Firm’s commitment to vote proxies in the best interests of client accounts, how the proxy will be handled.

The Firm is aware of the following potential conflicts that could exist:

•	The Firm receives increased compensation as a result of the proxy vote due to increased or additional fees or other charges to be paid by the client.

•
The Firm retains an institutional client, or is in the process of retaining an institutional client that is affiliated with an issuer subject to a proxy.  This type of relationship may influence the Firm to vote with management on proxies to gain favor with management.

•
The Firm retains a client or investor, or is in the process of retaining a client or investor that is an officer or director of an issuer that is held in a client’s portfolio.  The similar conflicts of interest exist in this relationship as discussed above.

•
The Firm’s employees maintain a personal and/or business relationship (not an advisory relationship) with issuers or individuals that serve as officers or directors of issuers.  For example, the spouse of a Firm employee may be a high-level executive of an issuer that is held in a client’s portfolio.  The spouse could attempt to influence the Firm to vote in favor of management.

•
The Firm or an employee personally owns a significant number of an issuer’s securities that are also held in a client’s portfolio. For any number of reasons, an employee may seek to vote proxies in a different direction for his/her personal holdings than would otherwise be warranted by the proxy voting policy.  The employee could oppose voting the proxies according to the policy and successfully influence the Firm to vote proxies in contradiction to the policy.

The Firm realizes that due to the difficulty of predicting and identifying all material conflicts, it must rely on its employees to notify the Firm’s Chief Compliance Officer and applicable voting officer of any material conflict that may impair the Firm’s ability to vote proxies in an objective manner.

The applicable voting officer will perform one of the following duties as a result:

1.	Vote the proxy in accordance with the Firm’s proxy policies;

2.	Disclose the conflict to the client(s), providing sufficient information regarding the matter and the nature of the Firm’s conflict, and obtaining consent before voting;
3.	Employ an outside service provider to advise in the voting of the proxy;
4.	Employ an outside service provider to vote the proxy on behalf of the Firm and its clients; or
5.	Decline to vote the proxy because the cost of addressing the potential conflict of interest is greater than the benefit to the clients of voting the proxy.

The applicable voting officer will document all instances where a proxy involved a conflict of interest, including the nature and the circumstances of the conflict, the steps taken by the Firm to resolve the conflict of interest, and the vote(s) as a result.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

(a)

(1) Portfolio Management:  The day-to-day management of the Master Fund's portfolio, subject to such policies as may be adopted by the board of managers of the Master Fund, will be the responsibility of the Adviser's Investment Management Committee (the "Portfolio Manager"), which is made up of the following individuals: Stuart Davies, Vikas Kapoor and Stuart Gallin.

Stuart Davies, the Co-Chief Executive Officer, has been an Officer since June, 2011 and an Interested Manager since February, 2014 of Ramius IDF Master Fund LLC.  Mr. Davies serves as principal manager of the Board of Managers (the “Principal Manager”) and is Managing Director and Chief Investment Officer of Ramius Alternative Solutions LLC.  Prior to that Mr. Davies was Managing Director and Global Head of Investments with Ivy Asset Management.

Vikas Kapoor, the Co-Chief Executive Officer, has been an Officer of Ramius IDF Master Fund LLC since June, 2011.  Mr. Kapoor is Managing Director and Head of Portfolio Construction and Risk Management of Ramius Alternative Solutions LLC.  Prior to that Mr. Kapoor was Managing Director with Arden Asset Management.

Stuart Gallin, Head of Accounting & Operations, has been an Officer of Ramius IDF Master Fund LLC since September, 2013.  Mr. Gallin is Head of Accounting & Operations of Ramius Alternative Solutions LLC.  Prior to that Mr. Gallin was Chief Financial Officer of Terrapin Asset management, LLC.

(2) The following table sets forth information about funds and accounts other than the Fund for which the portfolio managers are primarily responsible for the day-to-day portfolio management as of March 31, 2014.

Registered Investment Companies Managed by the Portfolio Manager		Pooled Investment Vehicles Managed by the Portfolio Manager		Other Accounts Managed by the Portfolio Manager
Number	Total Assets	Number	Total Assets	Number	Total Assets
3	$91,157,239	20	$3,030,650,663	7	$259,461,940

Registered Investment Companies Managed by the Portfolio Manager		Pooled Investment Vehicles Managed by the Portfolio Manager		Other Accounts Managed by the Portfolio Manager
Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees	Number with Performance- Based Fees	Total Assets with Performance- Based Fees
0	$0	12	$2,303,486,694	0	$0

The Adviser and its affiliates and their members, partners, officers and employees carry on substantial investment activities for their own accounts and for other registered investment companies, private investment funds, institutions and individual clients (collectively, the "Clients"). Neither the Company nor the Master Fund has any interest in these activities.  The Adviser and its officers will be engaged in substantial activities other than on behalf of the Company and may have conflicts of interest in allocating their time and activity between the Company and such other activities. The Adviser and its officers and employees will devote so much time to the affairs of the Company and the Master Fund as in their judgment is necessary and appropriate.

(3) The Portfolio Manager members' compensation is a combination of a fixed salary and a discretionary bonus.  The Adviser pays its portfolio managers' compensation in cash and a portion in Cowen stock. The discretionary bonus is not tied entirely to the performance or the value of assets of any funds managed by the Adviser.  The amount of salary and bonus paid to the portfolio managers is based on a variety of factors, including the financial performance of the company and the Adviser, execution of managerial responsibilities, quality of client interactions and teamwork support.  As part of their compensation, portfolio managers also have 401k plans that enable employees to direct a percentage of their pre-tax salary and bonus into a tax-qualified retirement plan.

(4) The following table sets forth the dollar range of interests beneficially owned by the portfolio managers as of March 31, 2014.

Portfolio Manager	Dollar Range
Stuart Davies	$0
Vikas Kapoor	$0
Stuart Gallin	$0

(b) Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures.

(a)
The Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s Disclosure Controls and Procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective based on their evaluation of the Disclosure Controls and Procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the most recent fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)
(1)	Incorporated by reference to the Registrant’s Form N-CSR filed June 8, 2012

(2)	Certifications, as required by Rule 30a-2(a) under the 1940 Act, for the Principal Executive Officer and Principal Financial Officer are filed herewith.

(3)	Not applicable.

(b)	Not applicable.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Ramius IDF LLC

By (Signature	/s/ Stuart Davies
and Title)	Stuart Davies
Principal Executive Officer
Date	June 6, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature	/s/ Stuart Davies
and Title)	Stuart Davies
Principal Executive Officer
Date	June 6, 2014

By (Signature	/s/ Stuart Gallin
and Title)	Stuart Gallin
Principal Financial Officer
Date	June 6, 2014